FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Disclosure of detailed information about foreign currency risk (Details)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents		$ 639,680		$ 182,175	$ 154,154	$ 256,624
Advances receivable and prepaids		408,729		360,176
Employee retention allowance		(177,284)		(173,110)	$ (184,951)
Loans		0		(26,759)
Amounts held in foreign currencies [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	$ 56,876		$ 18,867
Advances receivable and prepaids	420,120		373,964
Accounts payable and accrued liabilities	(653,175)		(601,665)
Due from related parties	714,283		810,109
Due to related parties	0		(16,729)
Employee retention allowance	(234,471)		(234,471)
Loans	(40,000)		(36,344)
Total foreign currency financial assets and liabilities	$ 263,632	$ 199,335	$ 313,731	$ 231,628
Foreign exchange rate at December 31	0.7561	0.7561	0.7383	0.7383
Impact of a 10% strengthening of the US $ on net loss	$ 19,934		$ 23,163